RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Schedule Of Fund Management Fee and Reporting Fee [Table Text Block]
The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2014 and 2013, are as follows:

		2014
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$88,653	$11,304	$77,349
Series 21	58,930	3,676	55,254
Series 22	64,070	5,000	59,070
Series 23	90,719	6,500	84,219
Series 24	91,732	111,298	(19,566)
Series 25	47,508	9,612	37,896
Series 26	208,009	187,315	20,694
Series 27	204,780	78,159	126,621
Series 28	277,316	120,474	156,842
Series 29	307,485	59,597	247,888
Series 30	155,148	19,861	135,287
Series 31	329,204	62,574	266,630
Series 32	271,860	61,166	210,694
Series 33	123,408	16,389	107,019
Series 34	256,596	17,321	239,275
Series 35	202,082	52,603	149,479
Series 36	132,480	19,023	113,457
Series 37	204,864	20,389	184,475
Series 38	164,400	22,599	141,801
Series 39	136,800	17,748	119,052
Series 40	200,016	21,590	178,426
Series 41	237,732	38,056	199,676
Series 42	248,700	63,265	185,435
Series 43	306,780	60,352	246,428
Series 44	277,353	52,403	224,950
Series 45	363,051	54,934	308,117
Series 46	249,528	36,531	212,997

	$5,299,204	$1,229,739	$4,069,465

		2013
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 20	$105,990	$10,885	$95,105
Series 21	67,080	3,051	64,029
Series 22	121,368	16,887	104,481
Series 23	113,039	14,625	98,414
Series 24	122,334	17,490	104,844
Series 25	76,550	44,517	32,033
Series 26	286,205	80,405	205,800
Series 27	229,434	103,260	126,174
Series 28	298,447	141,421	157,026
Series 29	331,404	59,017	272,387
Series 30	163,063	33,471	129,592
Series 31	345,693	164,357	181,336
Series 32	281,115	53,540	227,575
Series 33	123,408	16,389	107,019
Series 34	274,896	16,654	258,242
Series 35	213,030	20,385	192,645
Series 36	154,061	100,251	53,810
Series 37	204,864	18,518	186,346
Series 38	164,400	31,044	133,356
Series 39	136,800	23,923	112,877
Series 40	200,016	24,394	175,622
Series 41	238,068	22,075	215,993
Series 42	249,240	40,195	209,045
Series 43	306,780	38,157	268,623
Series 44	284,700	22,930	261,770
Series 45	365,862	47,088	318,774
Series 46	249,528	19,442	230,086

	$5,707,375	$1,184,371	$4,523,004

Schedule Of Management Fees Paid [Table Text Block]
The fund management fees paid for the years ended March 31, 2014 and 2013, are as follows:

	2014	2013

Series 20	$628,402	$288,000
Series 21	79,000	75,000
Series 22	90,375	228,294
Series 23	18,900	62,750
Series 24	2,560,095	321,742
Series 25	47,508	990,767
Series 26	707,356	2,347,666
Series 27	1,764,059	801,000
Series 28	1,148,270	381,775
Series 29	231,631	50,000
Series 30	-	98,000
Series 31	50,000	123,230
Series 32	1,449	100,000
Series 33	-	75,000
Series 34	-	-
Series 35	-	-
Series 36	1,000,000	50,000
Series 37	-	100,000
Series 38	-	100,000
Series 39	-	50,000
Series 40	-	-
Series 41	52,000	25,000
Series 42	50,000	150,000
Series 43	-	25,000
Series 44	-	25,000
Series 45	50,442	225,000
Series 46	-	100,000

	$8,479,487	$6,793,224

Schedule Of Advances From Affiliate [Table Text Block]
The total advances as of March 31, 2014 and 2013, are as follows:

	2014	2013

Series 20	$-	$-
Series 21	-	-
Series 22	-	-
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	-	-
Series 27	-	-
Series 28	-	-
Series 29	-	-
Series 30	-	-
Series 31	-	-
Series 32	-	-
Series 33	54,660	54,660
Series 34	133,578	120,842
Series 35	-	-
Series 36	-	-
Series 37	-	-
Series 38	-	-
Series 39	220,455	220,455
Series 40	359,629	347,144
Series 41	359,757	359,757
Series 42	221,615	221,615
Series 43	-	-
Series 44	12,495	-
Series 45	8,997	-
Series 46	-	-

	$1,371,186	$1,324,473

Schedule Of General Administrative and Professional Fees [Table Text Block]
During the years ended March 31, 2014 and 2013, general and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and/or Boston Capital Asset Management Limited Partnership were charged to each series’ operations as follows:

	2014	2013

Series 20	$13,320	$17,507
Series 21	10,180	13,730
Series 22	11,792	16,241
Series 23	13,081	17,016
Series 24	11,458	15,169
Series 25	12,154	15,813
Series 26	16,057	20,672
Series 27	11,979	15,320
Series 28	14,353	18,266
Series 29	14,663	18,633
Series 30	12,284	15,721
Series 31	15,196	19,021
Series 32	14,268	18,156
Series 33	11,031	14,425
Series 34	12,736	16,326
Series 35	12,216	15,766
Series 36	10,822	14,157
Series 37	10,690	14,016
Series 38	11,184	14,561
Series 39	10,889	13,938
Series 40	12,485	15,451
Series 41	14,228	17,001
Series 42	16,252	17,940
Series 43	15,570	18,219
Series 44	12,495	15,173
Series 45	17,433	20,278
Series 46	13,750	17,065

	$352,566	$445,581